Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses and other current assets:
Rental and other deposits	$ 3,965	$ 3,636
Prepayment for investments	24,953	25,574
Advertising prepayment	5,267	3,531
Prepayment to outsourced service providers	4,043	5,422
Amounts deposited by users	21,203
Others	7,233	4,132
Prepaid expenses and other current assets	$ 66,664	$ 42,295